Other equity - Summary of Capital Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure Of Detailed Information About Capital Reserve Of Equity [Line Items]
Beginning balance	₨ 126,373		₨ 64,745	₨ 78,848
Acquisition of non-controlling interest	(1,343)		(9,865)	(1,544)
Ending balance	118,400	$ 1,441	126,373	64,745
Capital reserve
Disclosure Of Detailed Information About Capital Reserve Of Equity [Line Items]
Beginning balance	(5,573)		49	(29)
Acquisition of non-controlling interest	76		(5,618)	78
Gain on acquisition of non-controlling interest				78
Recognition of non-controlling interests pursuant to the Transaction			(5)
Allocation of other equity to non controlling interest	76		1
Ending balance	₨ (5,497)	$ (67)	₨ (5,573)	₨ 49